Note 8 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2020	2019
Mortgage servicing rights, net:
Balance, beginning of year	$2,172	1,855
Originations	2,189	1,097
Amortization	(1,318)	(780)
Balance, end of year	3,043	2,172
Fair value of mortgage servicing rights	$3,378	3,390

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$393,956	3.65%	312	2,629
15 year fixed rate	123,442	2.97	142	1,102

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 20
Mortgage servicing rights	$5,691	(2,648)	3,043
Core deposit intangible s	574	(517)	57
Goodwill	802	0	802
Total	$7,067	(3,165)	3,902

December 31, 2019
Mortgage servicing rights	$4,968	(2,796)	2,172
Core deposit intangibles	574	(418)	156
Goodwill	802	0	802
Total	$6,344	(3,214)	3,130

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2021	$639	47	686
2022	588	10	598
2023	539	0	539
2024	486	0	486
2025	392	0	392
Thereafter	399	0	399
	$3,043	57	3,100